Condensed Balance Sheets (unaudited) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Current Assets
Cash	$ 1,304	$ 996	$ 4,350
Total Current Assets	1,304	996	4,350
TOTAL ASSETS	1,304	996	4,350
Current Liabilities
Accounts Payable and Accrued Expenses	6,220	4,540
Due to Related Party	15,100	9,600	725
Total Current Liabilities	21,320	14,140	725
TOTAL LIABILITIES	21,320	14,140	725
STOCKHOLDER'S EQUITY (DEFICIT)
Common Stock, $0.001 Par Value Authorized Common Stock 75,000,000 shares at $0.001 Issued and Outstanding 8,000,000 Common Shares at September 30, 2017, June 30, 2017 and June, 2016	8,000	8,000	8,000
Additional Paid In Capital
Accumulated Deficit	(28,016)	(21,144)	(4,375)
TOTAL STOCKHOLDER'S EQUITY (DEFICIT)	(20,016)	(13,144)	3,625
TOTAL LIABILITIES & STOCKHOLDER'S EQUITY (DEFICIT)	$ 1,304	$ 996	$ 4,350